Cover	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2022
Entity File Number	000-55269
Entity Registrant Name	EQUATOR Beverage Company
Entity Central Index Key	0001414953
Entity Tax Identification Number	26-0884348
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	185 Hudson Street
Entity Address, Address Line Two	Floor 25
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	929
Local Phone Number	264-7944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false